SHORT TERM DEBT - Short term debt (Details) (USD $)	Jun. 30, 2013	Sep. 30, 2012
Debt Disclosure [Abstract]
Loans - CI LLC	$ 129,271	$ 137,397
Loans - Other	30,417
Loans - Iceberg Investment Management Group	271,739	24,247
Total Short term debt	$ 431,427	$ 161,644